Discontinued Operations - Summary of the Net Loss and Comprehensive Loss from Discontinued Operations (Detail) - CAD ($) $ in Millions		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Discontinued Operations [Line Items]
Revenues		$ 8,442.7	$ 7,902.9
Cost of sales		6,555.4	6,125.0
Gross profit (loss)		1,887.3	1,777.9
Operating expenses
Selling and marketing		463.0	439.8
Research and development		434.7	391.1
General and administrative		373.1	315.4
Other operating expenses		12.7	(67.9)
Impairment charge			6.1
Total operating expenses		1,487.9	1,223.6
Operating income (loss)		399.4	554.3
Financing costs		211.9	198.2
Income (loss) before income taxes		365.5	155.0
Net income (loss) from discontinued operations		(51.1)	(277.6)
Net changes in unrealized gain on translation of foreign operations		105.0	(21.7)
Discontinued operations [member]
Discontinued Operations [Line Items]
Revenues		155.2	164.3
Cost of sales		177.6	265.6
Gross profit (loss)		(22.4)	(101.3)
Operating expenses
Selling and marketing		10.8	26.9
Research and development		9.0	21.8
General and administrative		7.8	24.9
Other operating expenses		8.5	10.0
Impairment charge		8.4	183.9
Total operating expenses		44.5	267.5
Operating income (loss)		(66.9)	(368.8)
Financing costs		0.1	0.2
Income (loss) before income taxes		(67.0)	(369.0)
Income tax expense (recovery)		(15.9)	(91.4)
Net income (loss) from discontinued operations	[1]	(51.1)	(277.6)
Net changes in unrealized gain on translation of foreign operations		20.9	3.0
Total comprehensive loss from discontinued operations	[1]	$ (30.2)	$ (274.6)

[1]	Nil amount of net loss and comprehensive loss are attributable to non-controlling interest.